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                                  UNITED STATES
                        SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended:   March 31, 2002

This Amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           The Danforth Associates, Inc.
Address:        One Hollis Street
                Suite 206
                Wellesley, MA   02482

13F File Number: 28-3656

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Danforth
Title:  President
Phone:  800-443-4427
Signature, Place, and Date of Signing:

        Stuart Gould Danforth   Wellesley, MA   April 3, 2002

Report Type:

(X)     13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: $148,305,095

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                                        FORM 13F   INFORMATION TABLE

                                                                                 DISCRETION             AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP        MARKET VALUE     SHARES   (A) SOLE    MANAGER    (C) NONE
--------------------    --------------  ---------      ------------     -------  ----------  -------    -------
AMERICAN INT'L GROUP         COM        026874107       $  3,909,411     54192          X       1          X
AMGEN INC.                   COM        031162100       $  3,645,851     61090          X       1          X
AOL TIME WARNER INC.         COM        00184A105       $  1,811,732     76606          X       1          X
APPLIED MATERIALS            COM        038222105       $  2,012,603     37085          x       1          X
AUTOMATIC DATA PROC.         COM        053015103       $  3,853,453     66131          X       1          X
BANK OF NEW YORK             COM        064057102       $  4,477,552    106558          X       1          X
CISCO SYSTEMS                COM        17275R102       $  1,466,883     86644          X       1          X
CITIGROUP INC                COM        172967101       $  7,625,486    153988          X       1          X
COLGATE PALMOLIVE            COM        194162103       $  3,743,881     65510          X       1          X
EMC CORP.                    COM        268648102       $    922,894     77210          X       1          X
EXXON MOBIL                  COM        30231G102       $  7,484,805    159712          X       1          X
FANNIE MAE                   COM        313586109       $  6,005,139     75177          X       1          X
FEDEX CORP                   COM        31428X106       $    198,528      3417          X       1          X
GENERAL ELECTRIC             COM        369604103       $  7,456,969    191679          X       1          X
HARLEY-DAVIDSON INC          COM        412822108       $  1,803,578     32715          X       1          X
IBM                          COM        458140100       $  3,572,920     34355          X       1          X
INTEL CORP                   COM        458140100       $  5,384,729    177071          X       1          X
INTERPUBLIC GROUP            COM        460690100       $  4,038,184    117800          X       1          X
JOHNSON & JOHNSON            COM        478160104       $  4,866,314     74924          X       1          X
LOWES COS.                   COM        548661107       $  8,120,160    186713          X       1          X
MEDTRONIC                    COM        585055106       $  7,355,848    162704          X       1          X
MERCK & CO                   COM        589331107       $  3,400,732     59061          X       1          X
MERRILL LYNCH                COM        590188108       $  1,943,783     35099          X       1          X
MICROSOFT                    COM        594918104       $  2,780,050     44352          X       1          X
ORACLE                       COM        68389X105       $  1,034,995     80859          X       1          X
PEPSI CO INC.                COM        713448108       $  1,904,676     36984          X       1          X
PFIZER INC                   COM        717081103       $  9,846,141    247764          X       1          X
PROCTER & GAMBLE CO.         COM        742718109       $  3,219,006     28731          X       1          X
SUN MICROSYSTEMS             COM        866810104       $    456,329     51738          X       1          X
TARGET                       COM        87612E106       $  5,721,391    132685          X       1          X
TENET HEALTHCARE CORP        COM        88033G100       $  1,970,790     29406          X       1          X
TEXAS INSTRUMENTS            COM        882508104       $  4,073,584    123069          X       1          X
TRICON GLOBAL                COM        895953107       $  1,664,826     28323          X       1          X
UNITED TECHNOLOGIES          COM        913017109       $  2,620,670     34819          X       1          X
VIACOM INC. B NON VTG        COM        925524308       $  2,272,471     46981          X       1          X
WALGREEN CO.                 COM        931422109       $  7,999,345    204017          X       1          X
WAL-MART                     COM        931142103       $    779,368     12714          X       1          X
WASHINGTON MUTUAL INC.       COM        939322103       $  2,607,994     78720          X       1          X
WELLS FARGO                  COM        949746101       $  2,652,681     53698          X       1          X
XILINX                       COM        983919101       $  1,599,343     40124          X       1          X

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